Leases	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Leases	Leases
LEASE ASSETS

	Product transportation and storage	Field equipment and power	Offshore vessels and equipment	Office leases and other	Total
At December 31, 2020	$1,038	$379	$128	$100	$1,645
Additions	48	36	—	4	88
Depreciation	(110)	(57)	(27)	(22)	(216)
Foreign exchange and other	(2)	(4)	(2)	(1)	(9)
At December 31, 2021	974	354	99	81	1,508
Additions	44	110	28	—	182
Depreciation	(106)	(86)	(31)	(21)	(244)
Foreign exchange and other	—	(1)	1	1	1
At December 31, 2022	$912	$377	$97	$61	$1,447
LEASE ASSETS, BY SEGMENT
As at December 31, 2022 and 2021, the Company had the following lease assets by segment:

	2022	2021
Exploration and Production
North America	$277	$308
North Sea	1	1
Offshore Africa	98	101
Oil Sands Mining and Upgrading	1,015	1,027
Head Office	56	71
	$1,447	$1,508
LEASE LIABILITIES
The Company measures its lease liabilities at the discounted value of its lease payments during the lease term. Lease liabilities at December 31, 2022 and 2021, were as follows:

	2022	2021
Lease liabilities	$1,540	$1,584
Less: current portion	244	185
	$1,296	$1,399
In addition to the lease assets disclosed above, on an ongoing basis the Company enters into short-term leases related to its Exploration and Production and Oil Sands Mining and Upgrading activities.
Other amounts included in net earnings and cash flows during 2022 and 2021 are provided below:

	2022	2021
Expenses relating to short-term leases (1)	$410	$450
Interest expense on lease liabilities	$60	$62
Variable lease payments not included in the measurement of lease liabilities	$49	$65
Total cash outflows for leases (2)	$1,204	$1,089
(1)During 2022, the Company capitalized $453 million (2021 - $303 million) of short-term leases as additions to property, plant and equipment.
(2)Comprised of cash outflows relating to lease liabilities, short-term leases, and variable lease payments.